EARNINGS PER SHARE - Discontinued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Numerator:
Profit / (loss) for the period attributable to the owners of the parent	$ 69	$ 35	[1]	$ 45	[1]
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions) (in shares)	1,749	1,749		1,749
Denominator for diluted earnings per share (in millions) (in shares)	1,753	1,749		1,749
Basic gain (loss) from discontinued operations per share (in dollars per share)	$ 0.04	$ 0.02	[1]	$ 0.03	[1]
Diluted (loss) / earnings per share (in dollars per share)	$ 0.04	$ 0.02	[1]	$ 0.03	[1]

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)